LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
Long Term Investments

	As of December 31,
	2018	2019
	RMB	RMB	US$
Equity investments without readily determinable fair values	51,410	43,824	6,295
Equity method investments	490,376	124,116	17,828
Available-for-sale debt investments	2,537	1,713	246
	544,323	169,653	24,369

Equity Method Investments

Equity method investments:

				Increase (decrease)
				during
				the year ended
	As of December 31, 2017			December 31, 2018			As of December 31, 2018
		Share	Investments					Share	Investments	Investments
	Cost of	equity	in equity	Cost of	Share	Derecognize of	Cost of	equity gain	in equity	in equity
	investments	gain (loss)	investee	investments	equity loss	share equity loss	investments	(loss)	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	176,036	277,036	—	(150,355)	—	101,000	25,681	126,681	18,425
Unis Tech	49,000	(12,961)	36,039	(49,000)	(3,548)	16,509	—	—	—	—
Shihua DC Holdings	147,176	(9,429)	137,747	219,447	(24,229)	—	366,623	(33,658)	332,965	48,428
Jingliang Inter Cloud	—	—	—	6,000	(34)	—	6,000	(34)	5,966	868
Jingliang Century Cloud	—	—	—	4,000	—	—	4,000	—	4,000	582
Huaye Cloud	—	—	—	23,333	(6,319)	—	23,333	(6,319)	17,014	2,474
ZJK Energy	—	—	—	5,907	(2,157)	—	5,907	(2,157)	3,750	545
WiFire Entities	15,000	(15,000)	—	—	—	—	15,000	(15,000)	—	—
	312,176	138,646	450,822	209,687	(186,642)	16,509	521,863	(31,487)	490,376	71,322

				Increase (decrease)
				during
				the year ended
	As of December 31, 2018			December 31, 2019			As of December 31, 2019
		Share	Investments		Share	Distribution/derecognize		Share	Investments	Investments
	Cost of	equity	in equity	Cost of	equity gain	of share	Cost of	equity gain	in equity	in equity
	investments	gain (loss)	investee	investments	(loss)	equity (gain) loss	investments	(loss)	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	25,681	126,681	—	1,671	(20,200)	101,000	7,152	108,152	15,535
Shihua DC Holdings	366,623	(33,658)	332,965	(337,555)	(17,718)	22,308	29,068	(29,068)	—	—
Jingliang Inter Cloud	6,000	(34)	5,966	—	(1,894)	—	6,000	(1,928)	4,072	585
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	4,000	575
Huaye Cloud	23,333	(6,319)	17,014	(23,333)	(11,534)	17,853	—	—	—	—
ZJK Energy	5,907	(2,157)	3,750	—	212	—	5,907	(1,945)	3,962	569
WiFire Entities	15,000	(15,000)	—	5,000	(5,000)	—	20,000	(20,000)	—	—
Qidi Chengxin	—	—	—	3,930	—	—	3,930	—	3,930	564
	521,863	(31,487)	490,376	(351,958)	(34,263)	19,961	169,905	(45,789)	124,116	17,828